Financial Instruments - Analysis of Fair Value of Financial Instruments Carried at Amortised (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Carrying value	£ 308,392	£ 296,305
Deposits by banks	13,784	9,769
Deposits by customers	183,648	177,172
Debt securities in issue	42,633	50,346
Subordinated liabilities	3,793	4,303
Financial liabilities	294,895	282,693
Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Carrying value	214,175	210,991
Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	13,784	9,769
Deposits by customers	183,648	177,172
Debt securities in issue	42,633	50,346
Subordinated liabilities	3,793	4,303
Financial liabilities	243,858	241,590
Loans and Advances to Banks [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Carrying value	5,927	4,348
Loans and advances to customers - unimpaired [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Carrying value	198,629	198,788
Loans and advances to customers - impaired [Members] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Carrying value	861	950
Financial Investments [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Carrying value	8,758	6,905
Level 1 [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	6,435	6,436
Level 1 [Member] | Financial Investments [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	6,435	6,436
Level 2 [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	14,050	10,748
Level 2 [Member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	13,249	9,360
Deposits by customers	564	582
Debt securities in issue	44,296	51,053
Subordinated liabilities	4,256	4,562
Financial liabilities	62,365	65,557
Level 2 [Member] | Loans and Advances to Banks [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	5,358	3,737
Level 2 [Member] | Loans and advances to customers - unimpaired [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	6,481	6,739
Level 2 [Member] | Financial Investments [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	2,211	272
Level 3 [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	195,891	196,975
Level 3 [Member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	557	438
Deposits by customers	183,226	176,883
Debt securities in issue		1,196
Financial liabilities	183,783	178,517
Level 3 [Member] | Loans and Advances to Banks [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	556	478
Level 3 [Member] | Loans and advances to customers - unimpaired [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	194,551	195,673
Level 3 [Member] | Loans and advances to customers - impaired [Members] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	784	824
Fair Value [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	216,376	214,159
Fair Value [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	13,806	9,798
Deposits by customers	183,790	177,465
Debt securities in issue	44,296	52,249
Subordinated liabilities	4,256	4,562
Financial liabilities	246,148	244,074
Fair Value [member] | Loans and Advances to Banks [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	5,914	4,215
Fair Value [member] | Loans and advances to customers - unimpaired [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	201,032	202,412
Fair Value [member] | Loans and advances to customers - impaired [Members] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	784	824
Fair Value [member] | Financial Investments [member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Fair value	£ 8,646	£ 6,708